Consolidated Statements of Operations - USD ($)	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013
Statements Of Operations
REVENUE	$ 39,619,900	$ 39,449,389
COST OF GOODS SOLD	13,736,433	13,639,940
GROSS PROFIT	25,883,467	25,809,449
SELLING, GENERAL & ADMINSTRATIVE EXPENSES	20,932,242	19,569,773
DEPRECIATION AND AMORTIZATION	2,198,852	1,902,304
OPERATING INCOME	2,752,373	4,337,372
OTHER INCOME (EXPENSE)
Other expense	(68,204)	(104,098)
Interest expense	(6,633,536)	(6,577,537)
Total other income (expense)	(6,701,740)	(6,681,635)
INCOME TAX EXPENSE	202,000	233,000
Net loss	$ (4,151,367)	$ (2,577,263)